Related party Disclosures - Convertible Loan (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Significant shareholder or party having significant influence
Related Party Disclosures
Original amount of loan converted	€ 1,000		€ 85,900
Shares issued upon conversion of loan	148,564	0	20,533,259
License & Development agreement | Ionblox
Related Party Disclosures
Research and Development expenditure		€ 1,323	€ 347
Remaining commitments on the contract		€ 1,226	€ 45